BANK NOTES PAYABLE	12 Months Ended
Sep. 30, 2023
BANK NOTES PAYABLE
BANK NOTES PAYABLE

NOTE 10 – BANK NOTES PAYABLE

Bank notes payable are lines of credit extended by banks that can be endorsed and assigned to vendors as payments for purchases. The notes payable are generally payable within six months. These short-term notes payable are guaranteed for payment and payable by the bank for their full face value. In addition, the banks usually require Gansu QLS to deposit a certain amount of cash (usually in the range of 30% to 50% of the face value of the notes) at the bank as a guarantee deposit, which is classified on the balance sheet as restricted cash.

Gansu QLS had bank notes payable of $— and $1,531,649 to China Zheshang Bank (“CZB”) as of September 30, 2023 and 2022, respectively. The notes had due date from November 2022 to March 2023. The notes outstanding as of September 30, 2022 have been fully repaid on the due date.

As of September 30, 2022, $659,779 in cash deposits were held by banks as a security deposit for the notes payable, and recorded as restricted cash on consolidated balance sheets.